Investments (Tables)	12 Months Ended
Mar. 31, 2013
Held for trading
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure

The portfolio of trading securities as of March 31, 2012 and March 31, 2013 was as follows:

As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	41,815.4	Rs.	8.8	Rs.	185.3	Rs.	41,638.9
Securities issued by Government of India sponsored institutions		78.1		1.6		0		79.7
State government securities		9,379.0		9.4		9.9		9,378.5
Other corporate/financial institution securities		7,079.8		41.5		6.5		7,114.8
Deposit Certificates issued by banks		18,829.1		3.8		1.4		18,831.5

Total debt securities	Rs.	77,181.4	Rs.	65.1	Rs.	203.1	Rs.	77,043.4

	As of March 31, 2013
		Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	63,468.6	Rs.	134.7	Rs.	58.5	Rs.	63,544.8
Other corporate/financial institution securities		13,856.2		11.7		59.1		13,808.8

Total debt securities		77,324.8		146.4		117.6		77,353.6
Other securities-mutual fund units		10,029.9		0		0		10,029.9

Total	Rs.	87,354.7	Rs.	146.4	Rs.	117.6	Rs.	87,383.5

Total	US$	1,602.3	US$	2.7	US$	2.2	US$	1,602.8

Available-for-Sale Securities
Available for Sale Debt Securities Amortized Cost and Fair Value

The portfolio of available for sale securities as of March 31, 2012 and March 31, 2013 was as follows:

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	764,267.2	Rs.	505.2	Rs.	12,432.3	Rs.	752,340.1
Securities issued by Government of India sponsored institutions		376.7		2.3		0		379.0
State government securities		251.8		0		1.6		250.2
Securities issued by state government sponsored institutions		754.9		0		16.8		738.1
Credit substitutes (see note 8)		11,789.8		47.3		36.6		11,800.5
Other corporate/financial institution bonds		219.7		27.3		0		247.0
Certificate of Deposit		27,235.0		29.4		55.2		27,209.2

Debt securities, other than asset and mortgage-backed securities		804,895.1		611.5		12,542.5		792,964.1
Mortgage-backed securities		3,094.3		222.9		6.3		3,310.9
Asset-backed securities		485.3		100.0		0		585.3
Other securities (including mutual fund units)		9,557.7		662.4		0		10,220.1

Total	Rs.	818,032.4	Rs.	1,596.8	Rs.	12,548.8	Rs.	807,080.4

Securities with gross unrealized losses							Rs.	704,464.5
Securities with gross unrealized gains								102,615.9

							Rs.	807,080.4

	As of March 31, 2013
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	924,701.5	Rs.	2,664.7	Rs.	3,538.9	Rs.	923,827.3
State government securities		234.0		0.9		0.2		234.7
Credit substitutes (see note 8)		46,596.4		53.3		27.1		46,622.6
Other corporate/financial institution bonds		3,655.6		62.3		0.1		3,717.8
Certificate of Deposit		18,763.1		66.0		0		18,829.1

Debt securities, other than asset and mortgage-backed securities		993,950.6		2,847.2		3,566.3		993,231.5
Mortgage-backed securities		2,353.3		126.2		4.5		2,475.0
Asset-backed securities		5,127.5		142.9		141.7		5,128.7
Other securities (including mutual fund units)		16,356.6		879.7		0		17,236.3

Total	Rs.	1,017,788.0	Rs.	3,996.0	Rs.	3,712.5	Rs.	1,018,071.5

Total	US$	18,668.2	US$	73.3	US$	68.1	US$	18,673.4

Securities with gross unrealized losses							Rs.	687,522.0
Securities with gross unrealized gains								330,549.5

							Rs.	1,018,071.5

							US$	18,673.4

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2012 was as follows:

	As of March 31, 2012
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	197,634.4	Rs.	1,424.1	Rs.	479,755.4	Rs.	11,008.2	Rs.	677,389.8	Rs.	12,432.3
State government securities		2.6		0.1		247.5		1.5		250.1		1.6
Securities issued by state government sponsored institutions		733.3		16.8		4.9		0		738.2		16.8
Credit substitutes (see note 8)		6,545.0		31.0		794.3		5.6		7,339.3		36.6
Other corporate/financial institution bonds		0		0		10.0		0		10.0		0
Certificate of Deposit		18,504.3		55.2		0		0		18,504.3		55.2

Debt securities, other than asset and mortgage-backed securities		223,419.6		1,527.2		480,812.1		11,015.3		704,231.7		12,542.5
Mortgage-backed securities		232.8		6.3		0		0		232.8		6.3

Total	Rs.	223,652.4	Rs.	1,533.5	Rs.	480,812.1	Rs.	11,015.3	Rs.	704,464.5	Rs.	12,548.8

The gross unrealized losses and fair value of available for sale securities at March 31, 2013 was as follows:

	As of March 31, 2013
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	282,968.1	Rs.	274.5	Rs.	372,054.9	Rs.	3,264.4	Rs.	655,023.0	Rs.	3,538.9
State government securities		0		0		41.6		0.2		41.6		0.2
Credit substitutes (see note 8)		27,280.8		26.3		532.4		0.8		27,813.2		27.1
Other corporate/financial institution bonds		9.7		0.1		0		0		9.7		0.1

Debt securities, other than asset and mortgage-backed securities		310,258.6		300.9		372,628.9		3,265.4		682,887.5		3,566.3
Mortgage-backed securities		176.1		4.5		0		0		176.1		4.5
Asset-backed securities		4,458.4		141.7		0		0		4,458.4		141.7

Total	Rs.	314,893.1	Rs.	447.1	Rs.	372,628.9	Rs.	3,265.4	Rs.	687,522.0	Rs.	3,712.5

Total	US$	5,775.7	US$	8.2	US$	6,834.7	US$	59.9	US$	12,610.4	US$	68.1

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2011		2012		2013		2013
	(In millions)
Gross realized gains on sale	Rs.	782.6	Rs.	87.4	Rs.	2,263.6	US$	41.5
Gross realized losses on sale		(406.9)		(1,402.5)		(35.8)		(0.6)

Realized gains (losses), net		375.7		(1,315.1)		2,227.8		40.9
Dividends and interest		40,739.8		56,621.0		66,554.2		1,220.7

Total	Rs.	41,115.5	Rs.	55,305.9	Rs.	68,782.0	US$	1,261.6

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2013 is set out below:

	As of March 31, 2013
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	368,984.1	Rs.	368,909.0	US$	6,766.5
Over one year through five years		401,486.7		399,514.7		7,327.9
Over five years through ten years		182,689.6		183,873.2		3,372.6
Over ten years		40,790.2		40,934.6		750.8

Total	Rs.	993,950.6	Rs.	993,231.5	US$	18,217.8

Asset and Mortgage Backed Securities | Available-for-Sale Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2013 is set out below:

	As of March 31, 2013
	Amortized Cost	Fair Value	Fair Value
	(In millions)
Within one year	Rs. 2,412.9	Rs. 2,399.7	US$	44.0
Over one year through five years	3,818.2	3,777.0		69.3
Over five years through ten years	663.0	689.8		12.7
Over ten years	586.7	737.2		13.5

Total	Rs. 7,480.8	Rs. 7,603.7	US$	139.5